Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

a) Basis of presentation

The Company’s consolidated financial statements are prepared and presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Principles of consolidation

b) Principles of consolidation

The accompanying consolidated financial statements include the accounts of us and our subsidiaries, of which we are the primary beneficiary, from the dates they were acquired or incorporated. All inter-company transactions and balances have been eliminated upon consolidation.

Liquidity

c) Liquidity

For the year ended December 31, 2023, the Company had a net loss of $6,120 and net cash outflow in operating activities of $3,125. As of December 31, 2023, our consolidated current assets exceeded our consolidated current liabilities by $11,565, we had cash and cash equivalents of $3,176, crypto assets and stablecoins assets of $6,790 , and accumulated deficit of $31,345. The Company believes its current cash and crypto assets on hand is sufficient to meet its operating and capital requirement for at least the next twelve months from the date these financial statements are issued.

Use of estimates

d) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of these consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. The Company continually evaluates these estimates and assumptions based on the most recently available information, historical experience and various other assumptions that the Company believes to be reasonable under the circumstances. Significant accounting estimates reflected in the Company’s consolidated financial statements include but are not limited to estimates and judgments applied in determination of allowance for doubtful receivables, impairment losses for long-lived assets including intangible assets, impairment loss for cryptocurrencies, valuation allowance for deferred tax assets, provision for inventory, estimated forfeiture rate in calculation of share-based payment, estimated interest rate on calculation of operating lease. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

Foreign currency translation and transactions

e) Foreign currency translation and transactions

Historically the Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Company’s financial statements are reported using U.S. Dollars (“US$”, or “$”). The functional currency for the Company in Cayman Island is US$. Assets and liabilities are translated using the exchange rate at each balance sheet date. The consolidated statements of operations and comprehensive (loss)/income and cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period, and shareholders’ equity/(deficit) is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive (loss)/income in shareholders’ equity.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	As of December 31, 2022	As of December 31, 2023
Balance sheet items, except for equity accounts	6.9646	7.0827
	For the Year Ended December 31,
	2021	2022	2023
Items in the consolidated statements of operations and comprehensive (loss)/income, and cash flows	6.4000	6.7190	7.0422

No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate stated above, or at any other rate.

Cash and cash equivalents

f) Cash and cash equivalents

Cash and cash equivalents consist of bank deposits, which are unrestricted as to withdrawal and use. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

Accounts receivable

g) Accounts receivable

The Company records accounts receivable at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2023 and 2022, the Company did not record any allowances for doubtful accounts against its accounts receivable.

Inventories

h) Inventories

Inventories, consisting of digital mining cabinets and related accessories for the production purpose, are stated at the lower of cost or net realizable value. The cost of inventory is determined using the identified cost of the specific item. Inventory is written down for damaged and slow-moving crypto asset mining machines, which is dependent upon factors such as historical and forecasted consumer demand and expected selling price. Write downs are recorded in cost of revenues in the consolidated statements of operations and comprehensive (loss)/income. For the year ended December 31, 2023 and 2022, the Company did not recognize any write down on inventories.

Crypto assets

i) Crypto assets

Crypto assets purchased are recorded at cost and Crypto assets (mainly bitcoin) awarded to the company though its mining activities are accounted for in connection with the Company’s revenue recognition policy. Crypto assets (bitcoin) are included in current and other assets in the accompanying Consolidated Balance Sheets due to the Company’s ability to sell bitcoin in a highly liquid marketplace and the selling of bitcoin to fund operating expenses to support operations. Crypto assets held are accounted for as intangible assets with indefinite useful lives. Crypto assets are measured on a first-in-first-out (“FIFO”) in order to more accurately reflect the disposition of company’s crypto assets. ASC 350-60 provides guidance on classifying proceeds from bitcoin and concludes that bitcoin converted nearly immediately into cash would qualify as cash flows from operating activities. All other sales would qualify as investing activities. The Company evaluates its sales of bitcoin and will record crypto assets sold nearly immediately as operating cash flows and the remainder will be recorded as investing activities. During year ended December 31, 2023, all proceeds from bitcoin sales were classified as investing activities. As a result of adopting ASC 350-60 on October 1, 2023, crypto assets are measured at fair value as of each reporting period. The fair value is measured using the period-end closing crypto assets price from its principal market in accordance with ASC 820, Fair Value Measurement.

Effective January 1, 2023, the Company early adopted ASU 2023-08, which requires entities to measure crypto assets at fair value with changes recognized in the Consolidated Statement of Operations and Comprehensive Income (Loss) each reporting period. The Company’s crypto assets are within the scope of ASU 2023-08 and the transition guidance requires a cumulative-effect adjustment as of the beginning of the current fiscal year for any difference between the carrying amount of the Company’s crypto assets and fair value. As a result of the Company’s early adoption of ASU 2023-08, the Company recorded a $79 increase to crypto assets and a $79 increase to accumulated deficit on the Consolidated Balance Sheets as of the beginning of the fiscal year ended December 31, 2023.

Prior to the adoption of ASU 2023-08, crypto assets were accounted for as intangible assets with indefinite useful lives and are recorded at cost less impairment in accordance with ASC 350 – Intangibles-Goodwill and Other. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Whenever the exchange-traded price of crypto assets declines below its carrying value, the Company has determined that it is more likely than not that an impairment exists and records impairment equal to the amount by which the carrying value exceeds the fair value at that point in time. The Company has deemed the price of crypto assets to be a Level 1 input under the ASC 820 - Fair Value Measurement hierarchy as these were based on observable quoted prices in the Company’s principal market for identical assets. Subsequent reversal of impairment losses is not permitted. The voluntary change in accounting principle has been reflected in the Consolidated Financial Statements.

Crypto assets generated from the crypto assets mining business and the mining pool business as well as the crypto assets distributed to mining pool participants are included within operating activities in the accompanying consolidated statements of cash flows. The sales of crypto assets are included within investing activities in the accompanying consolidated statements of cash flows and any realized gains or losses from such sales are included in gain or loss of disposal of crypto assets in the consolidated statements of operations and comprehensive (loss)/income.

Stablecoin assets

j) Stablecoin assets

Stablecoin is included in current assets in the accompanying consolidated balance sheets. The Company holds positions in the stablecoins USD Coin (USDC), which are crypto assets, but are considered a financial instrument in accordance with ASC Topic 825. These stablecoins are recognized in the consolidated balance sheets as investment recognized at fair value.

Property and equipment, net

k) Property and equipment, net

The Company records plant not yet placed into service as construction in progress. Once the plant is completed and operational, the construction in progress is reclassified to “Plant” and depreciated over the estimated useful life.

The Company’s property and equipment are recorded at cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated on the straight-line method after taking into account their respective estimated residual values over the following estimated useful lives:

Item	Useful lives	Radio of residual values
Furniture, fixture and other equipment	3 years	5%
Electronic equipment	3 – 5 years	5%
Plant	Shorter of useful life or lease term	0%

When property and equipment are retired or otherwise disposed of, resulting gain or loss is included in net income in the period of disposition. For the year ended December 31, 2023, 2022 and 2021, the Company recognized $402, $718 and$317 on loss from disposal of property and equipment, net.

Intangible assets, net

l) Intangible assets, net

The Company’s intangible assets primarily consisted of purchased software used for specific crypto asset mining machines to increase the computing power or reduce power consumption. The software is initially recorded at purchased cost and amortized on a straight-line basis over the estimated useful lives of 3 years. For the year ended December 31, 2023, the intangible asset has been amortized to 0.

Construction in process

m) Construction in process

Direct costs that are related to the construction of equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in process. Construction in process is transferred to specific plants and equipment items and the depreciation of these assets commences when the assets are ready for their intended use.

Impairment of long-lived assets

n) Impairment of long-lived assets

All long-lived assets, which include tangible long-lived assets and intangible long-lived assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the assets. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount of the asset and its fair value. For the year ended December 31, 2023, 2022 and 2021, the Company recognized $138, $912 and nil on impairment loss on long-lived assets.

Fair value of financial instruments

o) Fair value of financial instruments

The Company’s financial instruments primarily consist of cash and cash equivalents, accounts receivable and stablecoin. The carrying values of these financial instruments’ approximate fair values due to their short term in nature.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

Revenue recognition

p) Revenue recognition

In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation. The Company assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent.

Sales of products

Revenue generated from sales of products occurs for the sales of crypto asset mining machines to end customers. The Company presents the revenue generated from its product sales on a gross basis as the Company acts as the principal and has control of the goods and has the ability to direct the use of goods to obtain substantially all the benefits. In making this determination, the Company also assesses whether it is primarily obligated in these transactions, is subject to inventory risk, has latitude in establishing prices, or has met several but not all of these indicators.

Revenues are measured as the amount of consideration the Company expects to receive in exchange for transferring control of products to customers. Consideration from product sales is recorded net of value-added tax, and there is generally no other performance obligation other than the delivery of products. Proceeds from product sales are recognized as revenue at the point in time when the receipt of product is confirmed by the customer.

Hosting service

Revenues generated from hosting service is earned by the Company to perform hosting service and daily maintenance of servers for customers throughout the contractual period. The single performance obligation is to provide an environment for the servers to operate continuously which is satisfied over time. Such hosting service revenue is recognized over time as the performance obligation is satisfied over the term of the contracts with customers.

Mining pool services

The Company operates its mining pool, Sai.plus, to enable providers of computing power (“pool participants”) to participate in crypto-mining activities in an efficient manner in the blockchain network, in exchange for a fee (“pool operator fee”) for its coordination efforts as the pool operator. The Company receives all the mining rewards in its own name, and then allocates mining rewards to each pool participant net of the pool operator fees based on the sharing mechanism predetermined. The mining rewards include the block rewards and the transaction verification fees related to the transactions included in the block.

The Company considers itself the principal in transactions with the blockchain networks and recognizes the mining pool revenue on a gross basis. The performance obligation is to create or validate each block. Revenue is recognized at the point when the block creation or validation is complete, and the Company has received the rewards. Revenue is measured at the fair value of rewards upon receipt, which is not materially different than the fair value at contract inception. The Company considers itself the principal in transactions with the blockchain networks as it coordinates all the computing power within the mining pool, delivers such aggregated computing power to the blockchain network, collects centrally all mining rewards and distributes them in accordance with the predetermined sharing mechanisms. The Company has control over the pool participants’ computing power. Although the pool participants can enter and exit the pool at will and deploy the qualifying types of mining machines at the choices of the pool participants, during the mining process, the Company dictates the tasks and the participants’ mining machines merely follow the allocation prescribed by the Company. As a result, the Company is primarily responsible for fulfilling the promise to provide the specified service. Further, under existing sharing mechanisms, the Company is exposed to the risk that actual block rewards may differ from expected rewards, therefore, bears the inventory risk before the specified service has been transferred to a customer. The Company provides mining pool services under Sai.plus.

Mining Revenue.

The Company have entered into crypto asset mining pools by executing contracts, as amended from time to time, with the mining pool operators to provide computing power to the mining pool. The contracts are terminable at any time by either party and our enforceable right to compensation only begins when we provide computing power to the mining pool operator. In exchange for providing computing power, the Company is entitled to a fractional share of the fixed crypto assets award the mining pool operator receives (less crypto asset transaction fees to the mining pool operator which are immaterial and are recorded as a deduction from revenue), for successfully adding a block to the blockchain.

Income taxes

q) Income taxes

The Company follows the guidance of ASC Topic 740 “Income taxes” and uses liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in statement of operations and comprehensive (loss)/income in the period that includes the enactment date.

Uncertain tax positions

r) Uncertain tax positions

The Company uses a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties recognized, if any, will be classified as a component of the provisions for income taxes. The tax returns of the Company’s Hong Kong and PRC subsidiaries and VIE are subject to examination by the relevant local tax authorities.

According to the Departmental Interpretation and Practice Notes No.11 (Revised) (“DIPN11”) of the Hong Kong Inland Revenue Ordinance (the “HK tax laws”), an investigation normally covers the six years of the assessment prior to the year of the assessment in which the investigation commences. In the case of fraud and willful evasion, the investigation is extended to cover ten years of assessment. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. For the year ended December 31 2023, 2022 and 2021, the Company did not have any material interest or penalties associated with tax positions. The Company did not have any significant unrecognized uncertain tax positions as of December 31, 2023 and 2022. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Segment reporting

s) Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of certain members of the Company’s management team. Consequently, the Company has determined that it has two reportable operating segments.

In addition, the Company’s chief operating decision maker makes resource allocation decisions and assesses performance based on the different business operating results instead of the geographic location operating results. Therefore, no geographical segments are presented.

Earnings per share

t) Earnings per share

Earnings (loss) per share is computed in accordance with ASC 260. The two-class method is used for computing earnings per share in the event the Company has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. Series Angel and Series Pre-A Preferred Shares issued by the Company qualified as participating securities because they have the same participating rights on the earnings of the Company as ordinary shares on an as-converted basis after the preferred shareholders receive non-cumulative annual dividends up to 100% of the original issue price for each of the preferred shares.

Basic earnings (loss) per ordinary share is computed by dividing net income/(loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary and potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the conversion of the preferred shares using the if-converted method. Potential ordinary shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive or in the case of contingently issuable shares that all necessary conditions for issuance have not been satisfied. For the year ended December 31 2023, 2022 and 2021, there were no dilutive shares.

Share based compensation

u) Share based compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, net of estimated forfeitures, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date. Forfeiture rates are estimated based on historical and future expectations of employee turnover rates.

Commitments and contingencies

v) Commitments and contingencies

The Company accrues estimated losses from loss contingencies by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired, or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a material loss could be incurred. As of December 31, 2023 and 2022, there were no contingent liabilities relating to litigations against the Company.

Leases

w) Leases

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”. The amendments in this ASU requires that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities.

Reclassification of crypto assets and stablecoins

x) Reclassification of crypto assets and stablecoins

As Tether reserves the right under its user agreement to redeem USDT by in-kind redemptions of other assets it holds in its reserves and as Tether has held precious metals and other non-financial assets in its reserves, it does not appear that USDT meets the definition of a financial instrument under ASC 825-10-20. The Company reclassified USDT, amounting $4.6 million as of December 31, 2022, from stable coins to crypto assets. The reclassification had no impact on net assets as of December 31, 2022, and revenues and net loss for the year ended December 31, 2022.